Share-based compensation - Equity Incentive Plans (Details)	1 Months Ended
	Jan. 31, 2022 shares	Mar. 31, 2023
2022 Plan
Share-based compensation
Common shares reserved to be issued as equity-based awards to directors and employees	3,000
Vesting period	4 years
2023 Plan
Share-based compensation
Increase in shares reserved and available for issuance as percentage of number of outstanding shares	4.00%
Exchange Ratio		373.47